Consolidated Statements of Financial Position - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents		$ 462,103
Total current assets		5,880,890
Total assets		7,119,855
Equity
Additional Paid in Capital		0
Retained Earnings		0
Equity, Attributable to Parent, Total	[1]	2,194,352
Total liabilities and equity		7,119,855
Galaxy Digital Inc.
Current assets
Cash and cash equivalents		1	$ 3
Total current assets		1	3
Total assets		1	3
Equity
Common stock		0	0
Additional Paid in Capital		5	5
Retained Earnings		(4)	(2)
Equity, Attributable to Parent, Total		1	3
Total liabilities and equity		$ 1	$ 3

[1]	For periods prior to the Reorganization Transactions, represents total GDH LP Unit Holders’ Capital.